QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:s

Date of fiscal year end: 4/30

Date of reporting period: 01/31/2017

ITEM 1. SCHEDULE OF INVESTMENTS

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS
January 31, 2017 (unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.37%

CONSUMER DISCRETIONARY - 8.92%
AMC Networks Inc. - Class A	15,244	$874,243
Aramark	29,398	994,828
Kohl’s Corp.	16,489	656,757
Lowe’s Companies, Inc.	13,053	953,913
Macy’s Inc.	26,460	781,628
Marriott International, Inc. - Class A	11,334	958,856
Omnicom Group Inc.	12,158	1,041,333
O’Reilly Automotive, Inc.	3,303	866,278
Staples, Inc.	94,519	869,575
The Michaels Cos., Inc.	37,538	738,372

		8,735,783

CONSUMER STAPLES - 6.95%
Blue Buffalo Pet Products, Inc.	39,080	947,690
Bunge Ltd.	14,831	1,026,454
Constellation Brands	5,885	881,338
Spectrum Brands Holdings, Inc.	8,300	1,107,137
Tyson Foods Inc. “A”	17,169	1,078,042
Walgreens Boots Alliance, Inc.	11,023	903,225
Walmart	13,007	868,087

		6,811,973

ENERGY - 4.91%
Apache Corp.	15,732	941,088
Diamond Offshore Drilling, Inc.	50,566	828,271
Rowan Companies PLC A	57,571	1,031,672
Transocean, Ltd.	66,066	922,942
Valero Energy Corp.	16,439	1,081,029

		4,805,002

FINANCIALS - 14.31%
Aflac, Inc.	13,596	951,584
The Allstate Corp.	13,542	1,018,494
American Express Co.	15,172	1,158,837
Bank of America Corp.	109,579	2,480,869
Capital One Financial Corp.	11,055	966,096
Discover Financial Services	15,826	1,096,425
Everest Re Group Ltd.	5,327	1,171,567
Lincoln National Corp.	14,697	992,194
Prudential Financial, Inc.	9,347	982,463
Regions Financial Corp.	68,681	989,693
The Travelers Cos., Inc.	8,260	972,863
Unum Group	27,162	1,233,970

		14,015,055

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS
January 31, 2017 (unaudited)

	Shares	Fair Value

HEALTH CARE - 12.17%
AbbVie, Inc.	18,111	$1,106,763
Allergan PLC	9,400	2,057,566
Amgen, Inc.	7,304	1,144,391
Anthem, Inc.	7,442	1,147,110
C. R. Bard, Inc.	4,295	1,019,332
HCA Holdings, Inc.	12,572	1,009,280
Hologic, Inc.	29,204	1,183,638
Johnson & Johnson	8,319	942,127
Stryker Corp.	8,449	1,043,705
United Therapeutics Corp.	7,766	1,270,751

		11,924,663

INDUSTRIAL - 6.81%
AMERCO	2,410	907,775
Avis Budget Group, Inc.	22,522	838,269
The Dun & Bradstreet Corp.	7,575	928,847
HD Supply Holdings, Inc.	26,006	1,100,054
The Middleby Corp.	6,918	928,257
Nielsen Holdings PLC	21,680	886,929
United Rentals, Inc.	8,537	1,080,016

		6,670,147

INFORMATION TECHNOLOGY - 36.92%
ARRIS Group, Inc.	33,565	959,288
Broadcom LTD	6,090	1,214,955
CDW Corp.	18,395	947,526
CommScope Holdings Co., Inc.	30,708	1,161,377
Corning Inc.	40,727	1,078,858
Fiserv, Inc.	9,157	983,737
FleetCor Technologies, Inc.	6,731	992,755
Intel Corp.	213,805	7,872,300
Lam Research Corp.	9,919	1,139,296
Mastercard Inc.	9,113	968,985
Micron Technology, Inc.	555,000	13,381,050
NCR Corp.	24,454	1,052,011
Teradata Corp.	30,847	905,668
VeriSign, Inc.	12,081	969,017
Visa, Inc. - Class A	12,394	1,025,108
The Western Union co.	44,245	866,317
Xerox Corp.	93,176	645,710

		36,163,958

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS
January 31, 2017 (unaudited)

	Shares	Fair Value

MATERIALS - 2.57%
Celanese Corp. - Class A	9,802	$827,289
Domtar Corp.	19,573	855,144
LyondellBasell Industries NV - Class A	8,975	837,098

		2,519,531

REAL ESTATE - 2.56%
Care Capital Properties, Inc.	33,514	828,131
Spirit Realty Capital, Inc.	77,643	816,804
American Tower Corp.	8,290	858,015

		2,502,950

TELECOMMUNICATIONS - 0.99%
Sprint Corp.	105,500	973,765

UTILITIES - 2.26%
Entergy Corp.	15,223	1,090,576
UGI Corp.	24,304	1,126,976

		2,217,552

TOTAL COMMON STOCKS - 99.37%		97,340,379

TOTAL INVESTMENTS - 99.37%		97,340,379
Other assets, net of liabilities 0.63%		613,617

NET ASSETS - 100.00%		$97,953,996

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2017:

	Level 1	Level 2	Level 3

		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$97,340,379	-	-	$97,340,379

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2017.

At January 31, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $80,852,473 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$19,354,967
Gross unrealized depreciation	(2,867,061)

Net unrealized appreciation	$16,487,906

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS
January 31, 2017 - (unaudited)

	Shares	Fair Value

COMMON STOCKS - 92.59%

CONSUMER DISCRETIONARY - 12.73%
American Axle & Manufacturing Holdings, Inc.	7,684	$156,754
American Outdoor Brands Corp.	6,893	146,821
Asbury Automotive Group Inc.	2,378	155,997
Big Lots, Inc.	2,802	140,100
Cooper Standard Holdings, Inc.	1,283	135,074
Meritage Homes Corp.	3,283	120,650
Planet Fitness Inc. “A”	6,759	142,209
Sinclair Broadcast Group, Inc. xs“A”	5,079	171,416
Taylor Morrison Home Corp. “A”	7,087	137,488
Tenneco Inc.	1,938	130,718

		1,437,227

CONSUMER STAPLES - 3.28%
Darling Ingredients Inc.	8,547	102,564
Fresh Del Monte Produce Inc.	2,297	131,503
USANA Health Sciences, Inc.	2,192	136,562

		370,629

ENERGY - 4.42%
Diamond Offshore Drilling, Inc.	6,668	109,222
Helix Energy Solutions Group, Inc.	10,845	91,966
MDU Resources Group, Inc.	5,666	166,297
Unit Corp.	5,056	131,456

		498,941

FINANCIALS - 18.97%
American Equity Investment Life Holding Co.	5,916	139,618
ARMOUR Residential REIT Inc.	6,253	131,438
BofI Holdings, Inc.	5,976	176,292
Credit Acceptance Corp.	732	150,265
Flagstar Bancorp, Inc.	4,652	119,882
Fortress Investment Group LLC “A”	27,427	153,866
HFF Inc. - Class A	4,796	142,345
Homestreet Inc.	4,205	110,171
MFA Financial, Inc.	18,143	143,148
MGIC Investment Corp.	14,720	156,768
Nationstar Mortgage Holdings, Inc.	6,844	124,150
PRA Group, Inc.	3,561	141,728
Radian Group Inc.	9,158	168,507
Walker & Dunlop Inc.	5,432	170,619
World Acceptance Corp.	2,301	112,910

		2,141,707

HEALTH CARE - 12.19%
Akorn, Inc.	6,699	127,951
Chemed Corp.	931	154,630
Emergent BioSolutions, Inc.	4,490	135,912
Enanta Pharmaceuticals, Inc.	4,799	158,967
The Ensign Group, Inc.	5,515	112,175
HealthSouth Corp.	3,153	122,399
INC Research Holdings Inc.	3,029	160,537
PRA Health Sciences, Inc.	2,366	138,624
Surgical Care Affiliates Inc.	2,521	142,437
VWR Corp.	4,767	123,513

		1,377,145

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS
January 31, 2017 - (unaudited)

	Shares	Fair Value

INDUSTRIAL - 13.86%
Argan, Inc.	2,198	$162,103
CBIZ, Inc.	10,249	134,262
Deluxe Corp.	2,105	153,349
Generac Holdgins, Inc.	3,125	125,813
The Greenbrier Companies, Inc.	3,240	141,750
H&E Equipment Services, Inc.	5,968	154,333
Hawaiian Holdings, Inc.	2,926	149,080
TriNet Group, Inc.	5,510	140,119
Triumph Group, Inc.	4,708	125,939
Wabash National Corp.	8,168	144,165
Wesco Aircraft Holdings, Inc.	8,869	134,365

		1,565,278

INFORMATION TECHNOLOGY - 15.70%
Ciena Corp.	5,991	145,821
Cirrus Logic, Inc.	2,333	140,727
CSG Systems International, Inc.	3,008	145,587
j2 Global, Inc.	1,811	151,780
Microsemi Corp.	2,969	157,802
NETGEAR, Inc.	2,501	142,307
ScanSource, Inc.	3,602	142,459
Tech Data Corp.	1,782	152,468
TiVo Corp.	6,133	115,914
TTM Technologies, Inc.	11,627	172,428
Vishay Intertechnology, Inc.	8,852	146,943
Web.com Group Inc.	8,379	158,782

		1,773,018

MATERIALS - 3.70%
Multi Packaging Solutions International LTD	9,433	168,096
Stepan Co.	1,539	120,211
Trinseo S.A.	1,993	129,047

		417,354

REAL ESTATE - 5.24%
FelCor Lodging Trust Inc.	18,396	141,649
Mack-Cali Realty Corp.	5,146	144,191
Ryman Hospitality Properties, Inc.	2,352	143,895
TIER REIT Inc.	8,929	162,597

		592,332

TELECOMMUNICATION SERVICES - 0.67%
Vonage Holdings Corp.	10,619	75,289

UTILITIES - 1.83%
Ormat Technologies Inc.	3,841	206,262

TOTAL COMMON STOCKS - 92.59%		10,455,182

EXCHANGED TRADED FUNDS - 4.41%
iShares Russell 2000	2,000	270,460
Vanguard Russell 2000	2,101	227,643

		498,103

TOTAL EXCHANGE TRADED FUNDS		498,103

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS
January 31, 2017 - (unaudited)

	Shares	Fair Value

MONEY MARKET FUND - 2.51%
Federated Treasury Obligations Fund 0.39%*	283,565	$283,565

TOTAL MONEY MARKET FUND		283,565

TOTAL INVESTMENTS - 99.51%		11,236,850
Other assets, net of liabilities - 0.49%		55,319

NET ASSETS - 100.00%		$11,292,169

* Effective 7 day yield as of January 31, 2017.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2017:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$10,455,182	$-	$-	$10,455,182
Exchange Traded Funds	498,103	-	-	498,103
Money Market	283,565	-	-	283,565

	$11,236,850	$-	$-	$11,236,850

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2017.

At January 31, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $9,950,302 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,677,590
Gross unrealized depreciation	(391,042)

Net unrealized appreciation	$1,286,548

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
January 31, 2017 (unaudited)

	Shares	Fair Value

COMMON STOCK - 99.02%

AUSTRALIA - 6.53%
CIMIC Group LTD	36,000	$936,102
Genworth Mortgage Insurance	372,444	940,225
Quantas Airways LTD	285,700	738,569
Star Entertainment Group LTD	179,679	649,744

		3,264,640

AUSTRIA - 1.50%
OMV AG	21,495	750,714

BELGIUM - 1.85%
KBC Groep NV	14,264	923,845

BERMUDA - 3.27%
Kunlun Energy Co. LTD	1,088,000	872,217
Skyworth Digital Holdings	1,146,647	761,101

		1,633,318

CANADA - 6.44%
Alimentation Couche-Tard	16,957	775,694
Eldorado Gold Corp.	230,352	813,143
Genworth MI Canada Inc.	34,185	856,002
Home Capital Group Inc.	33,995	775,590

		3,220,429

CHINA - 1.64%
China Cinda Asset Management	2,360,000	821,261

FINLAND - 1.91%
Stora Enso OYJ-R SHS	84,228	956,167

FRANCE - 8.38%
Atos SE	7,610	808,795
Iliad SA	4,145	885,405
Pernod Ricards SA	7,008	819,379
Sanofi ADR	19,941	813,194
Thales SA	9,200	861,528

		4,188,301

GERMANY - 7.75%
Freenet AG	26,074	781,068
Fresennius SE & Co KGAA	10,505	826,731
Osram Licht AG	12,182	704,998
Porsche Automobile Holding-P	14,214	851,277
Software AG	19,758	710,731

		3,874,805

GREAT BRITAIN - 11.10%
Berkeley Group Holdings	20,800	732,717
Capita Group PLC	52,364	329,725
Compass Group PLC	43,964	780,993
Imperial Brands PLC- Spon ADR	17,408	821,484
Indivior PLC	194,000	721,231
Reckitt Benckiser Group	9,032	773,149
SSE PLC	32,900	616,319
Subsea 7 SA	56,727	770,996

		5,546,614

HONG KONG - 4.26%
Guangdong Investment LTD	383,568	477,062
SINO Biopharmaceutical	1,139,148	902,944

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
January 31, 2017 (unaudited)

	Shares	Fair Value

WH Group LTD	978,477	$746,582

		2,126,588

IRELAND - 1.57%
Jazz Pharmaceuticals PLC	6,421	782,848

ITALY - 1.47%
ACEA SPA	59,949	732,949

JAPAN - 26.08%
Astellas Pharma Inc.	54,200	727,618
Chiba Bank LTD	139,000	913,598
Coca Cola West Company LTD	28,600	830,805
Dai Nippon Printing Co., LTD	78,400	799,021
Hitachi Chemical Co. LTD	35,800	1,019,319
Japan Airlines Co. LTD	22,600	722,061
Mitsubishi UFJ Financial Group Inc.	146,200	947,823
Mixi, Inc.	22,400	972,574
NEC Corp.	284,057	657,609
Orix Corp.	56,900	861,525
Resona Holdings Inc.	178,000	968,153
Shinsei Bank, Ltd.	542,500	938,332
Softbank Group Corp. Unsponsored ADR	25,978	1,000,153
Sumitomo Mitsui Trust Holdings Inc.	23,650	887,767
Toyota Boshoku Corp.	35,400	786,562

		13,032,920

NETHERLANDS - 3.24%
LyondellBasell Indu-Class A	9,031	842,321
Sensata Technologies Holding	18,571	779,053

		1,621,374

NEW ZEALAND - 1.33%
Air New Zealand LTD	431,211	663,220

SPAIN - 3.36%
ACS Actividades RTS 02/03/17	27,253	12,234
ACS Actividades Cons Y S	27,253	837,560
Mediaset Espana Comunicacion	67,972	829,573

		1,679,367

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
January 31, 2017 (unaudited)

	Shares	Fair Value

SWEDEN -1.38%
Telia Co. AB	170,721	$691,493

SWITZERLAND - 5.96%
Adecco SA-REG	13,535	963,073
Aryzta AG	17,500	480,392
Novartis AG-Spon ADR	9,326	689,378
Swiss Re Ltd-Spon ADR	36,224	846,917

		2,979,760

TOTAL COMMON STOCKS - 99.02%		49,490,613

TOTAL INVESTMENTS - 99.02%		49,490,613
Other assets, net of liabilities - 0.98%		488,086

TOTAL NET ASSETS - 100.00%		$49,978,699

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’sown assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2017:

	Level 1	Level 2	Level 3

Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$49,490,613	-	-	$49,490,613

At January 31, 2017, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $51,195,729 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,470,061
Gross unrealized depreciation	($7,175,177)

Net unrealized depreciation	($1,705,116)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

     Exhibit No.   Description of Exhibit

     99.1   Certification of Principal Executive Officer

     99.2   Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:	March 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:	March 28, 2017

By:	/s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:	March 28, 2017